Cash and cash equivalents - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 202,506	$ 137,294
Short-term bank deposits	180,644	73,950
Cash and cash equivalents	$ 383,150	$ 211,244	$ 339,781	$ 230,653